Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 186,893	$ 216,841
Restricted cash and cash equivalents	668	9,367
Accounts receivable, net	47,200	28,106
Inventory	103,394	47,765
Deferred cost	6,256	1,022
Prepaid expenses and other current assets	8,011	8,006
Total current assets	352,422	311,107
Property, plant and equipment, net	145,203	143,998
Goodwill	9,581	9,581
Intangible assets, net		413
Long-term grants receivable	101,054	75,790
Deposits and other assets	5,745	11,768
Restricted cash and cash equivalents, net of current portion		1,993
Investments	11,897	21,508
Total assets	625,902	576,158
Current liabilities:
Revolving credit lines	38,094	8,000
Current portion of long-term debt	2,069	5,379
Current portion of capital lease obligations	1,740	1,571
Accounts payable	27,220	43,523
Accrued expenses	31,910	48,179
Other current liabilities	8,329	7,550
Deferred revenue	9,577	4,881
Deferred rent	181	132
Total current liabilities	119,120	119,215
Long-term debt, net of current portion	142,755	4,603
Capital lease obligations, net of current portion	17,336	18,655
Deferred revenue, net of current portion	35,303	29,836
Deferred rent, net of current portion	1,203	1,452
Other long-term liabilities	13,820	3,865
Total liabilities	329,537	177,626
Commitments and contingencies (Note 10)
Stockholders' equity:
Preferred stock, $0.001 par value-5,000,000 shares authorized; 0 shares issued and outstanding at December 31, 2010 and December 31, 2011
Common stock, $0.001 par value-250,000,000 shares authorized; 105,194,073 and 134,342,974 shares issued and outstanding at December 31, 2010 and December 31, 2011, respectively	134	105
Additional paid-in capital	946,506	790,256
Accumulated deficit	(648,958)	(391,228)
Accumulated other comprehensive loss	(1,317)	(935)
Total A123 Systems, Inc. stockholders' equity	296,365	398,198
Noncontrolling interest		334
Total stockholders' equity	296,365	398,532
Total liabilities and stockholders' equity	$ 625,902	$ 576,158